UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-00116

The Investment Company of America
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: March 31, 2012

Vincent P. Corti
The Investment Company of America
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Eric A. S. Richards
O’Melveny & Myers LLP
400 South Hope Street, 10th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

The Investment Company of America®
Investment portfolio

March 31, 2012
unaudited

Common stocks — 91.88%	Shares	Value (000)

ENERGY — 13.44%
Apache Corp.	4,110,000	$412,808
Baker Hughes Inc.	8,358,500	350,556
BP PLC	128,484,340	950,590
BP PLC (ADR)	3,596,953	161,863
Canadian Natural Resources, Ltd.	3,760,000	124,623
Chevron Corp.	9,480,000	1,016,635
ConocoPhillips	14,030,000	1,066,420
Devon Energy Corp.	2,855,000	203,048
Diamond Offshore Drilling, Inc.	2,025,000	135,169
Eni SpA	2,698,000	63,295
EOG Resources, Inc.	4,152,200	461,309
Range Resources Corp.	245,000	14,244
Royal Dutch Shell PLC, Class A (ADR)	16,357,000	1,147,116
Royal Dutch Shell PLC, Class B	12,365,265	435,022
Royal Dutch Shell PLC, Class B (ADR)	2,975,498	210,160
Schlumberger Ltd.	15,374,999	1,075,174
TOTAL SA	3,000,000	153,002
		7,981,034

MATERIALS — 3.69%
ArcelorMittal	7,540,000	144,104
Barrick Gold Corp.	3,325,000	144,571
CRH PLC	779,651	15,909
Dow Chemical Co.	42,502,000	1,472,269
POSCO	136,000	45,612
Praxair, Inc.	2,149,200	246,384
United States Steel Corp.	4,160,000	122,179
		2,191,028

INDUSTRIALS — 10.92%
3M Co.	3,264,265	291,205
CSX Corp.	27,995,848	602,471
Danaher Corp.	3,730,000	208,880
Deere & Co.	2,800,000	226,520
Emerson Electric Co.	2,130,000	111,144
European Aeronautic Defence and Space Co. EADS NV	3,935,000	161,143
General Dynamics Corp.	12,762,800	936,534
General Electric Co.	19,725,000	395,881
Illinois Tool Works Inc.	6,400,000	365,568
Lockheed Martin Corp.	2,790,820	250,783
Masco Corp.1	23,258,069	310,960
R.R. Donnelley & Sons Co.1	10,135,000	125,573
Republic Services, Inc.	5,500,000	168,080
Siemens AG	650,000	65,529
Southwest Airlines Co.	13,000,000	107,120
Union Pacific Corp.	7,374,500	792,611
United Parcel Service, Inc., Class B	4,750,000	383,420
United Technologies Corp.	7,561,852	627,180
Waste Management, Inc.	10,100,700	353,121
		6,483,723

CONSUMER DISCRETIONARY — 12.13%
Amazon.com, Inc.2	3,100,000	627,781
Carnival Corp., units	3,600,000	115,488
Comcast Corp., Class A	28,838,400	865,440
Comcast Corp., Class A, special nonvoting shares	7,000,000	206,570
Daimler AG	2,073,475	125,024
DIRECTV, Class A2	2,500,000	123,350
General Motors Co.2	31,190,500	800,036
Harley-Davidson, Inc.	3,690,000	181,105
Home Depot, Inc.	27,200,000	1,368,432
Honda Motor Co., Ltd.	2,250,000	85,493
Johnson Controls, Inc.	9,330,000	303,039
Kohl’s Corp.	6,744,000	337,402
McDonald’s Corp.	2,000,000	196,200
News Corp., Class A	33,140,000	652,527
NIKE, Inc., Class B	3,578,100	388,009
Time Warner Cable Inc.	4,812,727	392,237
Time Warner Inc.	11,624,000	438,806
		7,206,939

CONSUMER STAPLES — 11.20%
Altria Group, Inc.	30,125,000	929,959
Avon Products, Inc.	8,407,000	162,760
Coca-Cola Co.	6,803,300	503,512
ConAgra Foods, Inc.	5,521,100	144,984
CVS/Caremark Corp.	11,000,000	492,800
General Mills, Inc.	3,920,000	154,644
H.J. Heinz Co.	2,750,000	147,262
Kellogg Co.	1,000,000	53,630
Kimberly-Clark Corp.	1,500,000	110,835
Kraft Foods Inc., Class A	18,374,168	698,402
Molson Coors Brewing Co., Class B	2,978,600	134,782
PepsiCo, Inc.	6,097,500	404,569
Philip Morris International Inc.	28,791,072	2,551,177
Reynolds American Inc.	1,333,332	55,253
Sara Lee Corp.	5,000,000	107,650
		6,652,219

HEALTH CARE — 6.54%
Abbott Laboratories	18,835,000	1,154,397
Amgen Inc.	11,890,000	808,401
Bayer AG	1,500,000	105,509
Boston Scientific Corp.2	12,830,000	76,723
Bristol-Myers Squibb Co.	4,071,400	137,410
Gilead Sciences, Inc.2	7,335,000	358,315
Johnson & Johnson	600,000	39,576
Medco Health Solutions, Inc.2	4,750,000	333,925
Medtronic, Inc.	3,562,500	139,614
Merck & Co., Inc.	12,675,000	486,720
Novartis AG	1,790,000	99,068
Novartis AG (ADR)	921,556	51,063
Pfizer Inc	4,025,000	91,207
		3,881,928

FINANCIALS — 7.08%
Aon Corp.	8,975,000	440,313
Bank of New York Mellon Corp.	3,997,900	96,469
Capital One Financial Corp.	6,500,000	362,310
Citigroup Inc.	27,790,000	1,015,724
Credit Suisse Group AG	5,301,605	151,114
Fifth Third Bancorp	2,255,000	31,683
Genworth Financial, Inc., Class A2	12,844,101	106,863
HSBC Holdings PLC (ADR)	1,529,416	67,891
HSBC Holdings PLC (United Kingdom)	4,869,240	43,210
JPMorgan Chase & Co.	22,155,000	1,018,687
Société Générale	2,932,877	85,918
State Street Corp.	5,304,100	241,337
Wells Fargo & Co.	15,850,000	541,119
		4,202,638

INFORMATION TECHNOLOGY — 16.24%
Accenture PLC, Class A	2,250,000	145,125
Adobe Systems Inc.2	5,305,000	182,014
Apple Inc.2	2,845,000	1,705,492
Applied Materials, Inc.	5,902,300	73,425
Automatic Data Processing, Inc.	4,023,043	222,032
Cisco Systems, Inc.	4,643,000	98,199
Corning Inc.	7,000,000	98,560
Flextronics International Ltd.2	8,742,200	63,206
Hewlett-Packard Co.	14,000,000	333,620
Intel Corp.	22,254,700	625,580
International Business Machines Corp.	1,624,741	339,002
KLA-Tencor Corp.	6,276,900	341,589
Linear Technology Corp.	4,450,000	149,965
Maxim Integrated Products, Inc.	2,757,700	78,843
Microsoft Corp.	53,740,500	1,733,131
Nokia Corp.	47,125,000	256,556
Nokia Corp. (ADR)	5,652,400	31,032
Oracle Corp.	31,135,000	907,897
QUALCOMM Inc.	5,300,000	360,506
Samsung Electronics Co. Ltd.	759,500	854,651
Texas Instruments Inc.	22,825,000	767,148
Xilinx, Inc.	4,254,500	154,991
Yahoo! Inc.2	8,107,420	123,395
		9,645,959

TELECOMMUNICATION SERVICES — 4.79%
AT&T Inc.	53,471,900	1,669,928
CenturyLink, Inc.	6,096,000	235,610
Sprint Nextel Corp., Series 12	143,380,000	408,633
Verizon Communications Inc.	13,944,600	533,102
		2,847,273

UTILITIES — 2.78%
Dominion Resources, Inc.	9,403,824	481,570
Exelon Corp.	5,120,600	200,779
FirstEnergy Corp.	4,443,500	202,579
GDF SUEZ	17,198,324	444,297
NextEra Energy, Inc.	300,000	18,324
Public Service Enterprise Group Inc.	10,000,000	306,100
		1,653,649

MISCELLANEOUS — 3.07%
Other common stocks in initial period of acquisition		1,823,412

Total common stocks (cost: $40,446,143,000)		$54,569,802

Warrants — 0.00%	Shares

FINANCIALS — 0.00%
Washington Mutual, Inc., warrants, expire 20132,3	3,071,428	—

Total warrants (cost: $11,770,000)		—

	Shares or
Convertible securities — 0.69%	principal amount

MATERIALS — 0.09%
ArcelorMittal 5.00% convertible debenture 2014	$48,620,000	52,449

CONSUMER DISCRETIONARY — 0.60%
General Motors Co., Series B, 4.75% convertible preferred 2013	8,336,850	348,897
Johnson Controls, Inc. 11.50% convertible preferred 2012, units3	35,000	5,522
		354,419

Total convertible securities (cost: $453,941,000)		406,868

	Principal amount
Bonds & notes — 1.15%	(000)

ENERGY — 0.01%
Chevron Corp. 4.95% 2019	$5,000	5,913

MATERIALS — 0.01%
Dow Chemical Co. 4.125% 2021	500	515
Rio Tinto Finance (USA) Ltd. 9.00% 2019	3,780	5,113
		5,628

INDUSTRIALS — 0.06%
Burlington Northern Santa Fe LLC 5.75% 2018	5,000	5,944
CSX Corp. 6.25% 2015	5,000	5,767
Honeywell International Inc. 5.00% 2019	4,090	4,790
Norfolk Southern Corp. 5.75% 2018	2,500	2,957
Raytheon Co. 4.40% 2020	3,055	3,376
Union Pacific Corp. 6.125% 2020	5,000	6,091
United Technologies Corp. 4.50% 2020	5,475	6,259
Waste Management, Inc. 2.60% 2016	445	456
		35,640

CONSUMER DISCRETIONARY — 0.03%
Comcast Corp. 6.30% 2017	5,120	6,183
Kohl’s Corp. 6.25% 2017	3,500	4,172
News America Inc. 6.90% 2019	5,000	6,087
		16,442

CONSUMER STAPLES — 0.02%
British American Tobacco International Finance PLC 9.50% 20184	5,000	6,828
Kraft Foods Inc. 2.625% 2013	2,555	2,605
PepsiCo, Inc. 2.50% 2016	2,500	2,616
Tesco PLC 5.50% 20174	2,506	2,904
		14,953

HEALTH CARE — 0.03%
Boston Scientific Corp. 6.00% 2020	1,250	1,436
Cardinal Health, Inc. 5.80% 2016	2,905	3,360
Novartis Securities Investment Ltd. 5.125% 2019	2,500	2,932
Pfizer Inc 6.20% 2019	2,500	3,132
Roche Holdings Inc. 6.00% 20194	2,500	3,054
WellPoint, Inc. 7.00% 2019	4,200	5,221
		19,135

FINANCIALS — 0.30%
Bank of America Corp. 3.75% 2016	225	226
Bank of America Corp., Series K, junior subordinated 8.00% noncumulative5	3,335	3,424
Bank of America Corp., Series L, 3.625% 2016	250	250
Bank of America Corp., Series M, junior subordinated 8.125% noncumulative (undated)5	3,335	3,438
Boston Properties, Inc. 5.875% 2019	5,000	5,738
Citigroup Capital XXI 8.30% 20775	687	695
Citigroup Inc. 4.587% 2015	1,387	1,462
JPMorgan Chase & Co., Series I, junior subordinated 7.90% (undated)5	62,936	69,187
Northern Trust Corp. 4.625% 2014	2,650	2,852
Regions Bank, junior subordinated 7.50% 2018	4,350	4,970
Regions Financial Corp. 6.375% 2012	23,540	23,834
Regions Financial Corp. 7.75% 2014	13,082	14,406
Simon Property Group, LP 4.20% 2015	2,600	2,785
SLM Corp., Series A, 5.125% 2012	1,000	1,008
Société Générale, junior subordinated 5.922% (undated)4,5	20,955	17,071
Wells Fargo & Co., Series K, junior subordinated 7.98% (undated)5	23,667	25,886
		177,232

INFORMATION TECHNOLOGY — 0.01%
Cisco Systems, Inc. 4.95% 2019	2,500	2,889
Xerox Corp. 2.95% 2017	750	759
		3,648

TELECOMMUNICATION SERVICES — 0.29%
AT&T Inc. 4.85% 2014	5,000	5,378
Sprint Nextel Corp. 11.50% 20214	101,775	109,663
Sprint Nextel Corp. 9.125% 20174	55,500	55,361
Vodafone Group PLC 5.625% 2017	2,000	2,341
		172,743

MORTGAGE-BACKED OBLIGATIONS6 — 0.09%
Fannie Mae 3.00% 2027	5,000	5,166
Fannie Mae 3.50% 2025	4,510	4,737
Fannie Mae 4.00% 2041	14,205	15,025
Fannie Mae 4.50% 2041	9,544	10,324
Fannie Mae 5.00% 2041	9,670	10,643
Fannie Mae 6.00% 2038	369	406
Fannie Mae 6.00% 2038	3,914	4,332
Fannie Mae 6.00% 2038	4,082	4,498
		55,131

BONDS & NOTES OF U.S. GOVERNMENT & GOVERNMENT AGENCIES — 0.30%
Federal Home Loan Bank 3.625% 2013	50,000	52,538
Freddie Mac 2.125% 2012	10,000	10,094
Freddie Mac 5.00% 2014	10,000	11,037
U.S. Treasury 0.125% 20167	5,134	5,430
U.S. Treasury 0.125% 20227	5,007	5,135
U.S. Treasury 1.00% 2016	2,500	2,508
U.S. Treasury 1.00% 2017	2,500	2,494
U.S. Treasury 1.25% 2014	10,000	10,170
U.S. Treasury 3.125% 2042	2,000	1,913
U.S. Treasury 4.00% 2018	10,000	11,590
U.S. Treasury 4.125% 2015	10,000	11,100
U.S. Treasury 4.625% 2016	20,000	23,301
U.S. Treasury 8.00% 2021	20,000	30,386
		177,696

Total bonds & notes (cost: $628,120,000)		684,161

Short-term securities — 6.27%

Abbott Laboratories 0.10% due 4/17/20124	45,000	44,998
Becton, Dickinson and Co. 0.11% due 4/4/2012	15,600	15,599
Chariot Funding, LLC 0.15% due 4/16–4/23/20124	25,500	25,498
Coca-Cola Co. 0.10%–0.13% due 4/3–5/24/20124	120,000	119,989
Emerson Electric Co. 0.10%–0.13% due 4/2–5/18/20124	112,200	112,190
Fannie Mae 0.07%–0.23% due 5/1/2012–1/7/2013	1,048,707	1,047,899
Federal Farm Credit Banks 0.07%–0.18% due 5/11–9/27/2012	374,700	374,543
Federal Home Loan Bank 0.16%–0.20% due 8/15/2012–2/4/2013	376,512	376,153
Freddie Mac 0.07%–0.18% due 6/5–8/20/2012	455,942	455,772
Johnson & Johnson 0.11% due 5/1/20124	13,931	13,930
Jupiter Securitization Co., LLC 0.19% due 5/11–5/16/20124	100,000	99,968
National Rural Utilities Cooperative Finance Corp. 0.12% due 4/10/2012	50,000	49,998
NetJets Inc. 0.11%–0.13% due 4/3–5/4/20124	107,000	106,994
Paccar Financial Corp. 0.12% due 4/23/2012	23,000	22,998
Pfizer Inc 0.09% due 4/10/20124	27,800	27,799
Private Export Funding Corp. 0.13%–0.14% due 4/13–5/29/20124	87,400	87,389
Straight-A Funding LLC 0.15%–0.18% due 4/25–5/8/20124	120,000	119,986
U.S. Treasury Bills 0.046%–0.147% due 4/19–9/20/2012	581,225	581,051
Variable Funding Capital Company LLC 0.19% due 4/16/20124	40,000	39,996

Total short-term securities (cost: $3,722,828,000)		3,722,750

Total investment securities (cost: $45,262,802,000)		59,383,581
Other assets less liabilities		6,956

Net assets		$59,390,537

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1The fund owns 5% or more of the outstanding voting shares of this company. See the table on the following page for additional information.
2Security did not produce income during the last 12 months.
3Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $5,522,000, which represented .01% of the net assets of the fund.
4Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $993,618,000, which represented 1.67% of the net assets of the fund.
5Coupon rate may change periodically.
6Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
7Index-linked bond whose principal amount moves with a government price index.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the three months ended March 31, 2012, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 3/31/2012 (000)

Masco Corp.	23,258,069	—	—	23,258,069	$1,744	$310,960
R.R. Donnelley & Sons	8,935,000	1,200,000	—	10,135,000	2,525	125,573
					$4,269	$436,533

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the fund’s board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission (“SEC”) rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair value process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of March 31, 2012 (dollars in thousands):

Investment securities:	Level 1*	Level 2	Level 3	Total
Common stocks:
Energy	$7,981,034	$—	$—	$7,981,034
Materials	2,191,028	—	—	2,191,028
Industrials	6,483,723	—	—	6,483,723
Consumer discretionary	7,206,939	—	—	7,206,939
Consumer staples	6,652,219	—	—	6,652,219
Health care	3,881,928	—	—	3,881,928
Financials	4,202,638	—	—	4,202,638
Information technology	9,645,959	—	—	9,645,959
Telecommunication services	2,847,273	—	—	2,847,273
Utilities	1,653,649	—	—	1,653,649
Miscellaneous	1,823,412	—	—	1,823,412
Convertible securities	348,897	57,971	—	406,868
Bonds & notes	—	684,161	—	684,161
Short-term securities	—	3,722,750	—	3,722,750
Total	$54,918,699	$4,464,882	$—	$59,383,581

*Securities with a market value of $900,263,000, which represented 1.52% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.

Federal income tax information	(dollars in thousands)
Gross unrealized appreciation on investment securities	$16,996,014
Gross unrealized depreciation on investment securities	(2,886,496)
Net unrealized appreciation on investment securities	14,109,518
Cost of investment securities for federal income tax purposes	45,274,063

Key to abbreviation

ADR = American Depositary Receipts

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-4225 or visit the American Funds website at americanfunds.com.

MFGEFP-904-0512O-S29456

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE INVESTMENT COMPANY OF AMERICA

By /s/ James B. Lovelace
James B. Lovelace, Vice Chairman and Principal Executive Officer

Date: May 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ James B. Lovelace
James B. Lovelace, Vice Chairman and Principal Executive Officer

Date: May 29, 2012

By /s/ Brian D. Bullard
Brian D. Bullard, Treasurer and Principal Financial Officer

Date: May 29, 2012